UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-22050

Exact name of registrant as specified in charter:	Delaware Enhanced Global Dividend and Income Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2014

Item 1. Schedule of Investments.

Schedule of investments (Unaudited)

Delaware Enhanced Global Dividend and Income Fund
February 28, 2014

	Number
	of	Value
	shares	(U.S. $)
Common Stock – 65.66%❖
Consumer Discretionary – 7.78%
AMC Entertainment
Holdings †	10,300	$235,767
Bayerische Motoren Werke *	11,752	1,365,783
Best Buy	17,400	463,362
Carnival	5,400	214,164
DIRECTV Class A †	2,250	174,600
Don Quijote Holdings	12,400	672,410
General Motors †	4,360	157,832
Genuine Parts	9,300	819,237
Hanesbrands	1,210	88,669
Hertz Global Holdings †	7,700	215,677
Kering *	5,922	1,214,633
Las Vegas Sands	2,120	180,730
Mattel	17,200	641,732
Nitori Holdings	35,108	1,586,490
Publicis Groupe *	25,111	2,384,571
Quiksilver †	31,219	243,508
Techtronic Industries	346,500	919,767
Time Warner Cable	1,238	173,753
Toyota Motor	58,305	3,344,397
United Rentals †	1,030	90,990
Yue Yuen Industrial Holdings	601,500	1,840,801
		17,028,873
Consumer Staples – 6.61%
Archer-Daniels-Midland	14,500	588,700
Aryzta †	51,777	4,320,637
Carlsberg Class B	23,560	2,485,986
ConAgra Foods	35,300	1,002,520
Kimberly-Clark	10,400	1,147,640
Kraft Foods Group	20,500	1,133,035
Lorillard	21,400	1,049,884
Safeway	27,500	1,029,875
Tesco	310,438	1,711,377
		14,469,654
Diversified REITs – 0.76%
Champion REIT	125,000	56,053
Dexus Property Group	39,910	38,115
Fibra Uno Administracion	87,563	276,101
Investors Real Estate Trust	10,260	90,083
Lexington Realty Trust	52,975	604,445
Mapletree Logistics Trust	70,996	57,962
Nieuwe Steen Investments	89	551
Orix JREIT	40	50,572
Stockland	70,059	241,370
Vornado Realty Trust	2,641	254,302
		1,669,554
Energy – 6.16%
Chevron	6,100	703,513
CNOOC	935,000	1,532,520
ConocoPhillips	11,200	744,800
Halcon Resources *†	2,761	10,518
Kodiak Oil & Gas †	21,435	253,147
Occidental Petroleum	6,200	598,424
Range Resources	2,499	215,039
Royal Dutch Shell ADR *	15,600	1,215,552
Saipem	64,737	1,522,579
Spectra Energy	20,800	775,424
Subsea 7	89,132	1,700,397
Total *	33,627	2,182,835
Total ADR	18,100	1,174,690
Transocean *	4,900	207,760
Williams	15,200	627,760
		13,464,958
Financials – 8.03%
AXA	115,643	3,023,132
Bank Rakyat Indonesia
Persero	1,152,000	920,389
BB&T	29,600	1,118,880
Fifth Street Finance	16,638	163,385
Gallagher (Arthur J.)	23,400	1,081,080
Home Loan Servicing
Solutions	32,995	677,057
Marsh & McLennan	16,100	775,376
Mitsubishi UFJ Financial
Group	460,728	2,656,784
Nordea Bank	173,925	2,491,405
Nordea Bank FDR	43,312	620,531
Santander Consumer USA
Holdings †	6,915	175,157
Solar Capital	8,309	184,626
Standard Chartered	67,899	1,438,351
UniCredit	281,858	2,242,784
		17,568,937
Healthcare – 8.39%
AbbVie	15,200	773,832
Akorn †	7,950	205,269
AstraZeneca ADR	11,500	779,240
Baxter International	8,300	576,850
Bristol-Myers Squibb	16,600	892,582
Cardinal Health	8,600	615,158
Johnson & Johnson	10,100	930,412

(continues)          NQ-DEX [2/14] 5/14 (12354) 1

Schedule of investments (Unaudited)

Delaware Enhanced Global Dividend and Income Fund

	Number
	of	Value
	shares	(U.S. $)
Common Stock❖(continued)
Healthcare (continued)
Meda Class A	18,438	$278,351
Merck	25,900	1,476,041
Novartis	36,388	3,038,539
Pfizer	39,060	1,254,217
Sanofi	27,388	2,847,646
Stada Arzneimittel *	24,747	1,272,350
Teva Pharmaceutical
Industries ADR	64,700	3,227,883
Valeant Pharmaceuticals
International †	1,250	181,075
		18,349,445
Healthcare REITs – 0.26%
HCP	3,404	131,973
Health Care REIT	1,875	110,138
Ventas	5,342	333,501
		575,612
Hotel REITs – 0.57%
Ashford Hospitality Prime	12,360	207,030
Ashford Hospitality Trust	61,800	690,924
DiamondRock Hospitality	17,600	222,112
LaSalle Hotel Properties	1,200	37,608
Summit Hotel Properties	9,300	85,932
		1,243,606
Industrial REITs – 1.14%
DCT Industrial Trust	16,877	133,666
First Industrial Realty Trust	63,827	1,228,031
Goodman Group	49,447	211,843
Prologis	385	15,858
STAG Industrial	35,063	817,319
Terreno Realty	5,097	95,212
		2,501,929
Industrials – 7.38%
B/E Aerospace †	1,030	86,778
Deutsche Post	59,446	2,232,590
East Japan Railway	23,261	1,814,813
ITOCHU	177,202	2,200,337
Koninklijke Philips
Electronics *	60,933	2,132,846
Mueller Water Products Class A	8,945	86,319
Northrop Grumman	6,700	810,901
Raytheon	12,900	1,263,039
Vinci	37,378	2,792,620
Waste Management	26,300	1,091,450
Westjet Airlines	70,543	1,624,484
		16,136,177
Information Technology – 5.07%
Applied Materials	50,700	961,272
Canon ADR	24,800	774,256
CGI Group Class A *†	92,440	3,020,648
Cisco Systems	39,900	869,820
Intel	53,700	1,329,612
Microsoft	22,200	850,482
NCR †	2,580	87,849
Teleperformance *	35,595	2,264,893
Xerox	84,000	923,160
		11,081,992
Mall REITs – 0.78%
CBL & Associates Properties	7,338	130,543
General Growth Properties	12,497	275,184
Macerich	389	23,391
Pennsylvania Real Estate
Investment Trust	8,500	159,460
Rouse Properties *	748	14,003
Simon Property Group	6,908	1,114,191
		1,716,772
Manufactured Housing REITs – 0.20%
Equity Lifestyle Properties	3,156	127,029
Sun Communities	6,586	303,351
		430,380
Materials – 4.33%
AuRico Gold	142,573	703,269
Dow Chemical	14,100	686,811
duPont (E.I.) deNemours	10,900	726,158
Lafarge	27,648	2,078,638
Rexam	206,405	1,706,453
Rio Tinto	40,741	2,341,819
Tarkett †	6,400	275,608
Yamana Gold	95,566	956,610
		9,475,366
Mixed REITs – 0.22%
Duke Realty	11,447	192,310
DuPont Fabros Technology	2,500	66,400
Liberty Property Trust	4,797	183,533
PS Business Parks	400	33,608
		475,851

2 NQ-DEX [2/14] 5/14 (12354)

(Unaudited)

	Number
	of	Value
	shares	(U.S. $)
Common Stock❖(continued)
Mortgage REIT – 0.25%
Chimera Investment	17,000	$54,230
Starwood Property Trust	20,900	502,018
		556,248
Multifamily REITs – 0.44%
Apartment Investment &
Management	15,728	470,110
BRE Properties	1,000	61,770
Camden Property Trust	5,109	340,770
Equity Residential	1,597	93,377
		966,027
Office REITs – 0.81%
Alstria Office REIT	33,657	467,570
American Realty Capital
Properties	13,755	202,061
Corporate Office Properties
Trust	11,690	311,772
Link REIT	33,000	153,295
Mack-Cali Realty	11,500	255,875
Parkway Properties	20,673	381,003
		1,771,576
Office/Diversified REIT – 0.06%
Corio	2,685	126,040
		126,040
Real Estate Management & Development – 0.01%
Cyrela Brazil Realty	4,100	22,853
		22,853
Self-Storage REITs – 0.12%
Extra Space Storage	5,300	260,230
		260,230
Shopping Center REITs – 0.88%
Agree Realty	12,473	383,420
Charter Hall Retail REIT	71,117	228,512
Equity One	1,500	34,800
First Capital Realty *	2,922	46,883
Kimco Realty	12,857	286,197
Ramco-Gershenson Properties
Trust	19,634	327,888
Regency Centers	900	45,693
Unibail-Rodamco	910	239,776
Westfield Group	16,989	155,729
Westfield Retail Trust	21,112	58,603
Wheeler Real Estate
Investment Trust	23,907	107,582
		1,915,083
Single Tenant REIT – 0.09%
National Retail Properties *	5,420	194,524
		194,524
Specialty REITs – 0.66%
EPR Properties	8,736	465,279
Gladstone Land	18,590	237,952
Nippon Prologis REIT	250	535,390
Plum Creek Timber	1,520	65,801
Rayonier	450	21,191
Starwood Waypoint
Residential Trust †	4,180	113,320
		1,438,933
Telecommunications – 3.47%
AT&T	30,900	986,637
Century Communications =†	125,000	0
CenturyLink	5,543	173,274
KDDI	18,670	1,137,312
Mobile Telesystems ADR	81,300	1,399,986
Nippon Telegraph &
Telephone	32,101	1,797,807
NTT DOCOMO ADR *	51,600	860,688
Orange ADR	900	11,187
Verizon Communications	14,701	699,458
Vodafone Group †	125,675	524,036
		7,590,385
Utilities – 1.19%
American Water Works	800	35,872
Edison International	11,200	586,544
National Grid	69,484	971,007
National Grid ADR *	11,900	830,620
NorthWestern	3,800	174,572
		2,598,615

Total Common Stock
(cost $114,958,206)		143,629,620

Convertible Preferred Stock – 3.58%
ArcelorMittal 6.00% exercise
price $20.61, expiration
date 12/21/15	12,600	301,809
Chesapeake Energy 144A
5.75% exercise price
$27.83, expiration date
12/31/49 #	592	662,670

(continues)          NQ-DEX [2/14] 5/14 (12354) 3

Schedule of investments (Unaudited)

Delaware Enhanced Global Dividend and Income Fund

	Number
	of	Value
	shares	(U.S. $)
Convertible Preferred Stock (continued)
El Paso Energy Capital Trust I
4.75% exercise price
$34.49, expiration date
3/31/28	1,950	$99,762
Goodyear Tire & Rubber
5.875% exercise price
$18.21, expiration date
3/31/14	7,150	535,133
Halcon Resources 5.75%
exercise price $6.16,
expiration date 12/31/49	683	508,152
HealthSouth 6.50% exercise
price $30.17, expiration
date 12/31/49	611	753,974
Huntington Bancshares
8.50% exercise price
$11.95, expiration date
12/31/49	510	647,700
Intelsat 5.75% exercise price
$22.05, expiration date
5/1/16	16,860	902,010
Maiden Holdings 7.25%
exercise price $15.50,
expiration date 9/15/16	16,200	730,944
MetLife 5.00% exercise price
$44.27, expiration date
3/26/14	23,200	686,488
SandRidge Energy
7.00% exercise price
$7.76, expiration date
12/31/49	3,600	369,225
8.50% exercise price
$8.01, expiration date
12/31/49	4,205	442,576
Wells Fargo 7.50% exercise
price $156.71, expiration
date 12/31/49	695	818,710
Weyerhaeuser 6.375%
exercise price $33.30,
expiration date 7/1/16 *	5,289	288,039
Wheeler Real Estate
Investment Trust 9.00%
exercise price $5.50,
expiration date
12/31/49 @=	86	89,795
Total Convertible Preferred
Stock (cost $7,569,307)		7,836,987

Exchange-Traded Fund – 0.13%
iPATH S&P 500 VIX
Short-Term Futures ETN *†	6,250	274,187
Total Exchange-Traded Fund
(cost $1,178,000)		274,187

	Principal
	amount°
Agency Collateralized Mortgage Obligations – 0.06%
Fannie Mae REMICs
Series 2001-50 BA 7.00%
10/25/41	79,828	91,929
Freddie Mac REMICs
Series 2557 WE 5.00%
1/15/18	30,157	31,938
Series 3173 PE 6.00%
4/15/35	4,036	4,060
Total Agency Collateralized
Mortgage Obligations
(cost $115,602)		127,927

Agency Mortgage-Backed Securities – 0.46%
Fannie Mae ARM
2.256% 10/1/36 •	5,936	6,314
2.274% 3/1/38 •	10,411	11,057
2.409% 10/1/36 •	9,229	9,743
2.411% 5/1/43 •	4,657	4,592
2.44% 11/1/35 •	6,645	7,047
2.469% 4/1/36 •	21,171	22,654
2.546% 4/1/36 •	8,188	8,681
2.546% 6/1/43 •	1,998	1,986
3.293% 9/1/43 •	5,928	6,112
Fannie Mae S.F. 15 yr
4.00% 11/1/25	96,279	103,320
5.50% 1/1/23	13,900	15,181
Fannie Mae S.F. 20 yr
4.00% 2/1/31	3,856	4,108

4 NQ-DEX [2/14] 5/14 (12354)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 20 yr
5.50% 12/1/29	1,015	$1,125
Fannie Mae S.F. 30 yr
4.00% 11/1/40	1,898	1,992
4.50% 7/1/36	1,627	1,749
6.50% 6/1/36	12,910	14,451
6.50% 10/1/36	10,585	11,898
Freddie Mac
6.00% 1/1/17	1,045	1,051
Freddie Mac ARM
2.265% 10/1/36 •	10,005	10,742
2.499% 7/1/36 •	6,119	6,555
Freddie Mac S.F. 15 yr
5.00% 6/1/18	5,429	5,804
5.00% 12/1/22	25,749	27,671
Freddie Mac S.F. 30 yr
5.00% 1/1/34	263,441	288,301
7.00% 11/1/33	23,900	27,807
9.00% 9/1/30	40,532	44,435
GNMA I S.F. 30 yr
7.50% 12/15/23	51,775	59,623
7.50% 1/15/32	41,912	50,250
9.50% 9/15/17	30,217	32,624
12.00% 5/15/15	7,052	7,256
GNMA II S.F. 30 yr
6.00% 11/20/28	47,686	53,465
6.50% 2/20/30	136,623	151,557
Total Agency
Mortgage-Backed
Securities (cost $914,813)		999,151

Commercial Mortgage-Backed Securities – 0.06%
Bear Stearns Commercial
Mortgage Securities
Series 2006-PW12 A4
5.711% 9/11/38 •	25,000	27,299
Goldman Sachs Mortgage
Securities II
Series 2004-GG2 A6
5.396% 8/10/38 •	29,252	29,368
Series 2005-GG4 A4A
4.751% 7/10/39	28,687	29,617
Goldman Sachs Mortgage
Securities Trust
Series 2006-GG6 A4
5.553% 4/10/38 •	10,000	10,723
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2006-LDP8 AM
5.44% 5/15/45	25,000	27,451
Total Commercial
Mortgage-Backed
Securities (cost $110,405)		124,458

Convertible Bonds – 11.54%
Basic Industry – 0.31%
Peabody Energy 4.75%
exercise price $57.62,
expiration date 12/15/41 *	391,000	312,800
Steel Dynamics 5.125%
exercise price $17.14,
expiration date 6/15/14	341,000	372,329
		685,129
Capital Goods – 0.99%
General Cable 5.00% exercise
price $35.88, expiration
date 11/15/29 ϕ	424,000	479,650
L-3 Communications Holdings
3.00% exercise price
$89.08, expiration date
8/1/35	769,000	1,005,948
Titan Machinery 3.75%
exercise price $43.17,
expiration date 4/30/19	797,000	680,439
		2,166,037
Communications – 1.76%
Alaska Communications
Systems Group 144A
6.25% exercise price
$10.28, expiration date
4/27/18 #	672,000	569,940
Blucora 144A 4.25% exercise
price $21.66, expiration
date 3/29/19 #	344,000	385,495
Clearwire Communications
144A 8.25% exercise price
$7.08, expiration date
11/30/40 #	562,000	653,325
Equinix 4.75% exercise price
$84.32, expiration date
6/13/16	76,000	176,795

(continues)          NQ-DEX [2/14] 5/14 (12354) 5

Schedule of investments (Unaudited)

Delaware Enhanced Global Dividend and Income Fund

	Principal	Value
	amount°	(U.S. $)
Convertible Bonds (continued)
Communications (continued)
Liberty Interactive 144A
0.75% exercise price
$1,000.00, expiration date
3/30/43 #	544,000	$690,880
Liberty Interactive 144A
1.00% exercise price
$74.31, expiration date
9/28/43 #	975,000	1,021,312
SBA Communications 4.00%
exercise price $30.38,
expiration date 9/29/14	109,000	340,829
		3,838,576
Consumer Cyclical – 1.42%
ArvinMeritor 4.00% exercise
price $26.73, expiration
date 2/12/27 ϕ	1,149,000	1,181,316
Iconix Brand Group 2.50%
exercise price $30.75,
expiration date 5/31/16	436,000	606,312
International Game
Technology 3.25% exercise
price $19.80, expiration
date 5/1/14	481,000	483,405
Live Nation Entertainment
2.875% exercise price
$27.14, expiration date
7/14/27	807,000	826,671
		3,097,704
Consumer Non-Cyclical – 2.16%
Alere 3.00% exercise price
$43.98, expiration date
5/15/16	705,000	797,531
Dendreon 2.875% exercise
price $51.24, expiration
date 1/13/16 *	418,000	308,797
Hologic 2.00% exercise price
$38.59, expiration date
12/15/43 ϕ	607,000	635,453
Hologic 2.00% exercise price
$31.17, expiration date
2/27/42 *ϕ	597,000	614,164
Mylan 3.75% exercise price
$13.32, expiration date
9/15/15	188,000	786,427
NuVasive 2.75% exercise
price $42.13, expiration
date 6/30/17	1,077,000	1,252,686
Vector Group 2.50% exercise
price $17.62, expiration
date 1/14/19 •	263,000	337,653
		4,732,711
Energy – 0.98%
Chesapeake Energy 2.50%
exercise price $50.90,
expiration date 5/15/37	349,000	358,161
Energy XXI Bermuda 144A
3.00% exercise price
$40.40, expiration date
12/13/18 #	804,000	777,870
Helix Energy Solutions Group
3.25% exercise price
$25.02, expiration date
3/12/32 *	378,000	468,956
Vantage Drilling 144A 5.50%
exercise price $2.39,
expiration date 7/15/43 #	509,000	539,222
		2,144,209
Financials – 0.66%
Ares Capital 5.75% exercise
price $19.13, expiration
date 2/1/16 *	561,000	612,892
BGC Partners 4.50% exercise
price $9.84, expiration
date 7/13/16	791,000	840,932
		1,453,824
Healthcare – 0.12%
Salix Pharmaceuticals 1.50%
exercise price $65.81,
expiration date 3/15/19	147,000	260,649
		260,649
Real Estate Investment Trusts – 1.09%
Blackstone Mortgage Trust
5.25% exercise price
$28.66, expiration date
12/1/18	700,000	773,937

6 NQ-DEX [2/14] 5/14 (12354)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Convertible Bonds (continued)
Real Estate Investment Trusts (continued)
Campus Crest Communities
Operating Partnership
144A 4.75% exercise price
$12.56, expiration date
10/11/18 #	603,000	$599,231
Forest City Enterprises 144A
3.625% exercise price
$24.21, expiration date
8/14/20 #	388,000	407,400
Lexington Realty Trust 144A
6.00% exercise price
$6.76, expiration date
1/11/30 #	358,000	605,467
		2,386,035
Technology – 2.05%
Ciena 144A 3.75% exercise
price $20.17, expiration
date 10/15/18 #	535,000	791,131
Intel 3.25% exercise price
$21.71, expiration date
8/1/39 *	401,000	542,355
Nuance Communications
2.75% exercise price
$32.30, expiration date
11/1/31	712,000	709,330
SanDisk 1.50% exercise price
$51.83, expiration date
8/11/17	529,000	811,023
TIBCO Software 2.25%
exercise price $50.57,
expiration date 4/30/32 *	904,000	916,995
VeriSign 3.25% exercise price
$34.37, expiration date
8/15/37	424,000	719,475
		4,490,309
Total Convertible Bonds
(cost $22,026,670)		25,255,183

Corporate Bonds – 33.57%
Automotives – 1.33%
American Axle &
Manufacturing
7.75% 11/15/19	55,000	63,663
Chassix 144A
9.25% 8/1/18 #	210,000	226,275
Chrysler Group
8.25% 6/15/21 *	315,000	358,312
144A 8.25% 6/15/21 #	280,000	318,500
Cooper-Standard Holding
144A PIK 7.375%
4/1/18 #❆	380,000	389,500
Delphi 4.15% 3/15/24	10,000	10,055
General Motors 144A
6.25% 10/2/43 #	235,000	261,438
General Motors Financial
6.75% 6/1/18	365,000	427,050
Hyundai Capital America
144A 2.55% 2/6/19 #	10,000	10,071
International Automotive
Components Group 144A
9.125% 6/1/18 #	450,000	475,875
Meritor
6.25% 2/15/24	135,000	138,375
6.75% 6/15/21	225,000	240,188
		2,919,302
Banking – 1.23%
Banco Santander Mexico
144A 5.95% 1/30/24 #*•	200,000	209,000
Bank of America
2.00% 1/11/18	5,000	5,030
2.60% 1/15/19	10,000	10,134
4.125% 1/22/24	5,000	5,122
Barclays Bank
7.625% 11/21/22	375,000	415,312
City National
5.25% 9/15/20 *	15,000	16,957
Credit Suisse Group 144A
7.50% 12/11/49 #•	400,000	440,024
Fifth Third Bancorp
4.30% 1/16/24	5,000	5,077
Goldman Sachs Group
2.625% 1/31/19	5,000	5,034
4.00% 3/3/24	10,000	10,029
HBOS Capital Funding 144A
6.071% 6/29/49 #•	559,000	563,192
HSBC Holdings
4.00% 3/30/22	20,000	20,761
JPMorgan Chase
3.875% 2/1/24	15,000	15,172

(continues)          NQ-DEX [2/14] 5/14 (12354) 7

Schedule of investments (Unaudited)

Delaware Enhanced Global Dividend and Income Fund

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Banking (continued)
JPMorgan Chase
6.75% 1/29/49 •	250,000	$263,750
Morgan Stanley
4.10% 5/22/23	25,000	24,932
5.00% 11/24/25	15,000	15,614
Northern Trust
3.95% 10/30/25	5,000	5,086
PNC Financial Services Group
2.854% 11/9/22	25,000	24,063
PNC Funding 5.625% 2/1/17	35,000	38,961
RBS Capital Trust I
2.112% 12/29/49 •	430,000	421,400
Santander Holdings USA
4.625% 4/19/16	10,000	10,724
State Street 3.10% 5/15/23	10,000	9,570
SunTrust Bank
2.35% 11/1/18	10,000	10,098
SVB Financial Group
5.375% 9/15/20	25,000	28,225
USB Capital IX
3.50% 10/29/49 •	80,000	65,600
Wachovia
0.609% 10/15/16 •	10,000	9,968
Wells Fargo 4.48% 1/16/24	20,000	20,965
Zions Bancorp
4.50% 3/27/17	5,000	5,323
4.50% 6/13/23	10,000	10,048
7.75% 9/23/14	5,000	5,184
		2,690,355
Basic Industry – 4.13%
AK Steel 7.625% 5/15/20 *	221,000	219,895
APERAM 144A
7.75% 4/1/18 #	225,000	238,500
ArcelorMittal
6.125% 6/1/18	580,000	640,175
10.35% 6/1/19	15,000	19,144
Arch Coal 144A
8.00% 1/15/19 #*	365,000	369,562
Axalta Coating System 144A
7.375% 5/1/21 #	230,000	249,550
Barrick Gold 4.10% 5/1/23	10,000	9,590
Barrick North America Finance
5.75% 5/1/43	5,000	4,922
Builders FirstSource 144A
7.625% 6/1/21 #	405,000	434,362
Cemex 144A
7.25% 1/15/21 #*	230,000	247,250
Cemex Espana Luxembourg
144A 9.25% 5/12/20 #	169,000	185,731
CF Industries 6.875% 5/1/18	25,000	29,165
Covanta Holding
5.875% 3/1/24	250,000	256,235
CPG Merger Sub 144A
8.00% 10/1/21 #	380,000	410,400
Dow Chemical
8.55% 5/15/19	34,000	44,024
First Quantum Minerals
144A 6.75% 2/15/20 #	172,000	178,020
144A 7.00% 2/15/21 #	172,000	178,450
FMC 4.10% 2/1/24	10,000	10,318
FMG Resources August 2006
144A 6.875% 4/1/22 #*	475,000	517,156
Georgia-Pacific
8.00% 1/15/24	20,000	26,532
HD Supply 11.50% 7/15/20	345,000	421,762
Headwaters 7.625% 4/1/19	85,000	92,650
INEOS Group Holdings 144A
5.875% 2/15/19 #	310,000	320,075
International Paper
6.00% 11/15/41	10,000	11,640
7.50% 8/15/21	5,000	6,325
JMC Steel Group 144A
8.25% 3/15/18 #	300,000	313,125
LSB Industries 144A
7.75% 8/1/19 #	85,000	91,588
Masonite International 144A
8.25% 4/15/21 #	425,000	469,625
Mosaic 5.625% 11/15/43	10,000	10,652
New Gold 144A
6.25% 11/15/22 #	380,000	381,900
Nortek 8.50% 4/15/21	320,000	360,000
Packaging Corp. of America
4.50% 11/1/23	5,000	5,224
Perstorp Holding 144A
8.75% 5/15/17 #	400,000	431,500
Rio Tinto Finance USA
3.50% 11/2/20	5,000	5,184
Rock-Tenn 3.50% 3/1/20	10,000	10,246
Ryerson
9.00% 10/15/17	245,000	267,663
11.25% 10/15/18	105,000	118,388

8 NQ-DEX [2/14] 5/14 (12354)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
Sappi Papier Holding
144A 6.625% 4/15/21 #	200,000	$205,000
144A 8.375% 6/15/19 #	405,000	451,575
Taminco Global Chemical
144A 9.75% 3/31/20 #	120,000	136,800
Teck Resources
3.75% 2/1/23 *	5,000	4,775
TPC Group 144A
8.75% 12/15/20 #	425,000	461,125
Weyerhaeuser
4.625% 9/15/23	5,000	5,264
Wise Metals Group 144A
8.75% 12/15/18 #	170,000	184,450
		9,035,517
Brokerage – 0.03%
Jefferies Group
5.125% 1/20/23	10,000	10,690
6.45% 6/8/27	5,000	5,388
6.50% 1/20/43	5,000	5,262
Lazard Group
6.85% 6/15/17	34,000	38,890
		60,230
Capital Goods – 2.30%
Accudyne Industries 144A
7.75% 12/15/20 #*	215,000	231,125
Beverage Packaging Holdings
Luxembourg II
144A 5.625% 12/15/16 #	90,000	93,038
144A 6.00% 6/15/17 #	95,000	99,038
BlueLine Rental Finance 144A
7.00% 2/1/19 #	225,000	238,219
BOE Intermediate Holding
144A PIK 9.75%
11/1/17 #✥	221,598	238,356
BOE Merger 144A PIK 9.50%
11/1/17 #❆	375,000	400,312
Consolidated Container 144A
10.125% 7/15/20 #	385,000	410,987
Crane
2.75% 12/15/18	10,000	10,149
4.45% 12/15/23	5,000	5,171
Ingersoll-Rand Global Holding
144A 2.875% 1/15/19 #	5,000	5,045
144A 4.25% 6/15/23 #	15,000	15,422
Milacron 144A
7.75% 2/15/21 #	375,000	403,125
Plastipak Holdings 144A
6.50% 10/1/21 #	300,000	312,000
Reynolds Group Issuer
8.25% 2/15/21 *	405,000	444,487
9.875% 8/15/19	470,000	532,275
TransDigm 7.50% 7/15/21	325,000	359,937
Vander Intermediate Holding
II 144A PIK 9.75%
2/1/19 #❆	145,000	150,800
Votorantim Cimentos 144A
7.25% 4/5/41 #	1,118,000	1,090,050
		5,039,536
Communications – 3.30%
American Tower Trust I
144A 1.551% 3/15/43 #	5,000	4,925
144A 3.07% 3/15/23 #	20,000	19,283
AT&T 4.30% 12/15/42	5,000	4,461
CC Holdings GS V
3.849% 4/15/23	5,000	4,881
CenturyLink
5.80% 3/15/22	210,000	216,300
6.75% 12/1/23	240,000	255,600
Comcast
3.60% 3/1/24	10,000	10,096
4.75% 3/1/44	5,000	5,104
Comcel Trust 144A
6.875% 2/6/24 #*	200,000	207,250
Crown Castle Towers 144A
4.883% 8/15/20 #	30,000	32,863
Digicel Group 144A
8.25% 9/30/20 #	730,000	775,625
Hughes Satellite Systems
7.625% 6/15/21	280,000	317,800
Intelsat Luxembourg
144A 7.75% 6/1/21 #	285,000	307,800
144A 8.125% 6/1/23 #	695,000	757,550
Interpublic Group
3.75% 2/15/23	5,000	4,883
Juniper Networks
4.50% 3/15/24	5,000	5,018
Level 3 Communications
8.875% 6/1/19	190,000	210,425
Level 3 Financing
144A 6.125% 1/15/21 #	10,000	10,600
7.00% 6/1/20 *	375,000	410,625

(continues)          NQ-DEX [2/14] 5/14 (12354) 9

Schedule of investments (Unaudited)

Delaware Enhanced Global Dividend and Income Fund

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Communications (continued)
Orange
2.75% 2/6/19	5,000	$5,072
5.50% 2/6/44	10,000	10,357
SES 144A 3.60% 4/4/23 #	20,000	19,685
Sprint
144A 7.125% 6/15/24 #	470,000	494,675
144A 7.25% 9/15/21 #	390,000	428,512
144A 7.875% 9/15/23 #	260,000	288,600
Sprint Capital 6.90% 5/1/19	255,000	281,775
Time Warner Cable
8.25% 4/1/19	15,000	18,908
T-Mobile USA
6.125% 1/15/22	115,000	121,900
6.25% 4/1/21	180,000	192,600
6.50% 1/15/24	70,000	74,375
6.731% 4/28/22	115,000	124,631
Verizon Communications
5.15% 9/15/23	30,000	32,922
6.40% 9/15/33	10,000	11,926
VimpelCom 144A
7.748% 2/2/21 #	275,000	295,969
Wind Acquisition Finance
144A 11.75% 7/15/17 #	190,000	201,400
Windstream
7.50% 4/1/23	235,000	247,925
7.75% 10/1/21	235,000	254,975
Zayo Group 10.125% 7/1/20	467,000	543,471
		7,210,767
Consumer Cyclical – 2.40%
Amazon.com
2.50% 11/29/22	20,000	18,700
BI-LO 144A PIK 8.625%
9/15/18 #❆	265,000	277,587
Burlington Coat Factory
Warehouse
10.00% 2/15/19	230,000	257,025
Chinos Intermediate Holdings
144A PIK 7.75%
5/1/19 #*❆	195,000	204,263
CVS Caremark
4.00% 12/5/23	15,000	15,412
Dave & Buster’s
Entertainment 144A
10.004% 2/15/16 #^	510,000	425,850
DBP Holding 144A
7.75% 10/15/20 #	485,000	474,087
eBay 4.00% 7/15/42	10,000	8,779
General Motors 144A
3.50% 10/2/18 #	10,000	10,375
Historic TW 6.875% 6/15/18	25,000	29,908
Host Hotels & Resorts
4.75% 3/1/23	20,000	20,970
International Game
Technology
5.35% 10/15/23	15,000	16,006
Landry’s 144A
9.375% 5/1/20 #	455,000	502,775
Marriott International
3.375% 10/15/20	5,000	5,120
Michaels Stores 144A
5.875% 12/15/20 #	300,000	304,500
Pantry 8.375% 8/1/20	405,000	439,425
Party City Holdings
8.875% 8/1/20 *	435,000	487,200
PF Chang’s China Bistro 144A
10.25% 6/30/20 #	375,000	405,937
Quiksilver 144A
7.875% 8/1/18 #*	430,000	470,850
QVC 4.375% 3/15/23	20,000	19,504
Rite Aid 6.75% 6/15/21 *	255,000	281,775
Roundy’s Supermarkets 144A
10.25% 12/15/20 #*	145,000	155,150
Taylor Morrison Communities
144A 5.625% 3/1/24 #	75,000	75,000
Tempur-Pedic International
6.875% 12/15/20	285,000	313,500
TRW Automotive 144A
4.45% 12/1/23 #	5,000	5,013
Wyndham Worldwide
4.25% 3/1/22	5,000	5,074
5.625% 3/1/21	10,000	11,030
Yum Brands 3.875% 11/1/23	5,000	5,008
		5,245,823
Consumer Non-Cyclical – 0.90%
Anheuser-Busch InBev
Finance 3.70% 2/1/24	5,000	5,098
Boston Scientific
2.65% 10/1/18	5,000	5,078
6.00% 1/15/20	15,000	17,527
CareFusion 6.375% 8/1/19	65,000	75,179
Celgene 3.95% 10/15/20	15,000	15,926

10 NQ-DEX [2/14] 5/14 (12354)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Covidien International
Finance 4.20% 6/15/20	20,000	$21,593
Crestview DS Merger Sub II
144A 10.00% 9/1/21 #	255,000	283,050
ESAL 144A 6.25% 2/5/23 #	200,000	187,000
JBS Investments 144A
7.75% 10/28/20 #	200,000	208,000
JBS USA 144A
8.25% 2/1/20 #	290,000	319,000
Kroger 3.30% 1/15/21	10,000	10,111
Laboratory Corp. of America
Holdings 2.20% 8/23/17	15,000	15,276
PepsiCo 3.60% 3/1/24	25,000	25,113
Smithfield Foods
6.625% 8/15/22	275,000	298,375
Spectrum Brands
6.375% 11/15/20	75,000	82,125
6.625% 11/15/22	280,000	306,600
Thermo Fisher Scientific
2.40% 2/1/19	10,000	10,033
4.15% 2/1/24	5,000	5,149
Yale University
2.90% 10/15/14	22,000	22,359
Zimmer Holdings
4.625% 11/30/19	30,000	33,682
Zoetis 3.25% 2/1/23	15,000	14,497
		1,960,771
Energy – 5.29%
Calumet Specialty Products
Partners
7.625% 1/15/22	215,000	229,244
9.375% 5/1/19	375,000	416,250
Chaparral Energy
7.625% 11/15/22	180,000	196,200
8.25% 9/1/21	160,000	176,000
CHC Helicopter
9.375% 6/1/21 *	210,000	222,863
Chesapeake Energy
6.125% 2/15/21	55,000	61,050
6.625% 8/15/20	335,000	384,412
Cloud Peak Energy Resources
6.375% 3/15/24	70,000	72,625
Comstock Resources
7.75% 4/1/19	365,000	392,375
Continental Resources
4.50% 4/15/23	20,000	20,732
Drill Rigs Holdings 144A
6.50% 10/1/17 #	390,000	411,450
Electricite de France 144A
4.875% 1/22/44 #	25,000	24,887
Exterran Partners
6.00% 4/1/21	395,000	393,025
Genesis Energy
5.75% 2/15/21	440,000	454,300
Halcon Resources
8.875% 5/15/21	105,000	107,363
144A 9.75% 7/15/20 #	415,000	438,344
Hercules Offshore
144A 7.50% 10/1/21 #	190,000	201,875
144A 8.75% 7/15/21 #	115,000	128,800
Key Energy Services
6.75% 3/1/21	390,000	410,475
Laredo Petroleum
144A 5.625% 1/15/22 #	180,000	183,375
7.375% 5/1/22	75,000	83,625
Linn Energy
6.50% 5/15/19	60,000	62,850
8.625% 4/15/20	81,000	88,695
Midstates Petroleum
9.25% 6/1/21	485,000	515,312
Murphy Oil U.S.A. 144A
6.00% 8/15/23 #	295,000	301,637
Newfield Exploration
5.625% 7/1/24	10,000	10,550
Northern Blizzard Resources
144A 7.25% 2/1/22 #	390,000	398,287
Northern Oil & Gas
8.00% 6/1/20	370,000	395,900
NuStar Logistics
6.75% 2/1/21	240,000	258,000
Oasis Petroleum 144A
6.875% 3/15/22 #	275,000	299,750
Offshore Group Investment
7.125% 4/1/23	180,000	184,950
PDC Energy 7.75% 10/15/22	380,000	417,050
Pemex Project Funding Master
Trust 6.625% 6/15/35	1,000,000	1,100,259
Petrobras International
Finance 5.375% 1/27/21	39,000	39,293
Petroleos Mexicanos
5.50% 6/27/44	512,000	486,687

(continues)          NQ-DEX [2/14] 5/14 (12354) 11

Schedule of investments (Unaudited)

Delaware Enhanced Global Dividend and Income Fund

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Energy (continued)
Pride International
6.875% 8/15/20	20,000	$24,241
Regency Energy Partners
5.875% 3/1/22	310,000	323,175
Rosneft Finance
7.875% 3/13/18	400,000	463,000
Samson Investment 144A
10.75% 2/15/20 #	315,000	351,619
SandRidge Energy
7.50% 3/15/21	155,000	164,688
8.125% 10/15/22	395,000	426,600
8.75% 1/15/20	10,000	10,875
Statoil 2.90% 11/8/20	5,000	5,077
Talisman Energy
5.50% 5/15/42	25,000	25,207
Ultra Petroleum 144A
5.75% 12/15/18 #	170,000	178,500
Woodside Finance
8.125% 3/1/14	15,000	15,000
144A 8.75% 3/1/19 #	15,000	19,236
		11,575,708
Financials – 0.27%
General Electric Capital
2.10% 12/11/19	35,000	35,025
4.375% 9/16/20	35,000	38,496
6.00% 8/7/19	15,000	17,800
International Lease Finance
6.25% 5/15/19	12,000	13,536
8.75% 3/15/17	20,000	23,700
Nuveen Investments 144A
9.50% 10/15/20 #*	425,000	455,812
		584,369
Healthcare – 2.63%
Air Medical Group Holdings
9.25% 11/1/18	229,000	249,610
Biomet 6.50% 10/1/20	585,000	626,681
Community Health Systems
6.875% 2/1/22	275,000	293,047
7.125% 7/15/20	105,000	114,844
8.00% 11/15/19	265,000	295,740
Healthcare Technology
Intermediate 144A PIK
7.375% 9/1/18 #❆	380,000	395,200
Immucor 11.125% 8/15/19	275,000	311,437
Kinetic Concepts
10.50% 11/1/18	250,000	290,312
Kinetic Concepts
12.50% 11/1/19 *	180,000	208,800
Medtronic 3.625% 3/15/24	5,000	5,078
MPH Intermediate Holding 2
144A PIK 8.375%
8/1/18 #❆	190,000	198,788
Par Pharmaceutical
7.375% 10/15/20	780,000	848,250
Radnet Management
10.375% 4/1/18 *	209,000	209,523
Salix Pharmaceuticals 144A
6.00% 1/15/21 #	465,000	498,712
Tenet Healthcare
144A 6.00% 10/1/20 #	180,000	193,838
8.125% 4/1/22	235,000	263,788
Truven Health Analytics
10.625% 6/1/20	125,000	142,188
Valeant Pharmaceuticals
International
144A 5.625% 12/1/21 #	265,000	281,894
144A 6.375% 10/15/20 #	220,000	241,450
144A 7.00% 10/1/20 #	75,000	82,219
		5,751,399
Insurance – 1.10%
Allstate 5.75% 8/15/53 •	10,000	10,420
American International Group
6.40% 12/15/20	5,000	6,003
8.175% 5/15/58 •	345,000	446,016
Berkshire Hathaway Finance
2.90% 10/15/20	10,000	10,257
Chubb 6.375% 3/29/67 •	15,000	16,658
Highmark
144A 4.75% 5/15/21 #	5,000	4,922
144A 6.125% 5/15/41 #	5,000	4,475
Hockey Merger Sub 2 144A
7.875% 10/1/21 #	285,000	301,387
ING U.S. 5.65% 5/15/53 •	5,000	4,925
Liberty Mutual Group
144A 4.25% 6/15/23 #	10,000	9,988
144A 4.95% 5/1/22 #	5,000	5,333
144A 7.00% 3/15/37 #•	385,000	403,287
MetLife 6.40% 12/15/36	100,000	104,800
Onex USI Aquisition 144A
7.75% 1/15/21 #	395,000	412,775
Prudential Financial
3.875% 1/14/15	35,000	36,018

12 NQ-DEX [2/14] 5/14 (12354)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Insurance (continued)
XL Group 6.50% 12/29/49 •	625,000	$619,531
		2,396,795
Media – 2.76%
CCO Holdings
5.25% 9/30/22	385,000	385,962
Cequel Communications
Holdings I 144A
6.375% 9/15/20 #	300,000	318,750
Clear Channel Worldwide
Holdings 7.625% 3/15/20	465,000	505,462
Columbus International 144A
11.50% 11/20/14 #	270,000	286,875
CSC Holdings
6.75% 11/15/21	385,000	436,012
DISH DBS 5.00% 3/15/23	215,000	213,925
Gray Television
7.50% 10/1/20	375,000	410,625
MDC Partners 144A
6.75% 4/1/20 #	375,000	402,187
Nara Cable Funding 144A
8.875% 12/1/18 #	400,000	435,500
ONO Finance II 144A
10.875% 7/15/19 #	240,000	266,400
RCN Telecom Services 144A
8.50% 8/15/20 #	205,000	216,275
Univision Communications
144A 8.50% 5/15/21 #	635,000	708,819
UPCB Finance VI 144A
6.875% 1/15/22 #	300,000	329,625
Virgin Media Finance 144A
6.375% 4/15/23 #	615,000	653,437
VTR Finance 144A
6.875% 1/15/24 #	450,000	461,906
		6,031,760
Natural Gas – 0.10%
El Paso Pipeline Partners
Operating 6.50% 4/1/20	15,000	17,418
Enbridge Energy Partners
8.05% 10/1/37 •	25,000	28,177
Energy Transfer Partners
3.60% 2/1/23 *	5,000	4,770
5.95% 10/1/43	15,000	15,879
9.70% 3/15/19	7,000	9,129
Enterprise Products Operating
7.034% 1/15/68 •	25,000	27,961
Kinder Morgan Energy
Partners
3.50% 9/1/23 *	5,000	4,734
9.00% 2/1/19	20,000	25,512
Nisource Finance
6.125% 3/1/22	20,000	23,170
Plains All American Pipeline
8.75% 5/1/19	10,000	12,912
Sunoco Logistics Partners
Operations
3.45% 1/15/23	5,000	4,695
TransCanada PipeLines
6.35% 5/15/67 •	20,000	20,756
Williams Partners
7.25% 2/1/17	20,000	23,127
		218,240
Real Estate Investment Trusts – 0.09%
Alexandria Real Estate
Equities 4.60% 4/1/22	15,000	15,564
CBL & Associates
5.25% 12/1/23	5,000	5,199
Corporate Office Properties
3.60% 5/15/23	5,000	4,651
5.25% 2/15/24	10,000	10,508
CubeSmart
4.375% 12/15/23	5,000	5,082
DDR
4.75% 4/15/18	5,000	5,448
7.50% 4/1/17	5,000	5,827
7.875% 9/1/20	20,000	25,150
Digital Realty Trust
5.25% 3/15/21 *	20,000	21,160
5.875% 2/1/20 *	10,000	11,123
Duke Realty 3.625% 4/15/23	5,000	4,775
Liberty Property
4.40% 2/15/24	10,000	10,186
Mid-America Apartments
4.30% 10/15/23	5,000	5,063
National Retail Properties
3.30% 4/15/23	5,000	4,748
3.80% 10/15/22	5,000	4,965
Prologis 3.35% 2/1/21	10,000	9,939
Regency Centers
5.875% 6/15/17	20,000	22,412
UDR 4.625% 1/10/22	15,000	15,968

(continues)          NQ-DEX [2/14] 5/14 (12354) 13

Schedule of investments (Unaudited)

Delaware Enhanced Global Dividend and Income Fund

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Real Estate Investment Trusts (continued)
WEA Finance 144A
4.625% 5/10/21 #	10,000	$10,884
Weingarten Realty Investors
3.50% 4/15/23	10,000	9,500
		208,152
Services – 2.37%
Algeco Scotsman Global
Finance
144A 8.50% 10/15/18 #	175,000	191,625
144A 10.75% 10/15/19 #	615,000	679,575
Avis Budget Car Rental
5.50% 4/1/23	350,000	355,250
Carlson Wagonlit 144A
6.875% 6/15/19 #	290,000	311,750
Darling Escrow 144A
5.375% 1/15/22 #	145,000	148,988
H&E Equipment Services
7.00% 9/1/22	350,000	386,750
M/I Homes
8.625% 11/15/18	181,000	196,611
Mattamy Group 144A
6.50% 11/15/20 #*	390,000	395,850
MGM Resorts International
6.75% 10/1/20	215,000	238,113
7.75% 3/15/22	180,000	207,450
11.375% 3/1/18	213,000	277,432
PHH
6.375% 8/15/21	155,000	157,325
7.375% 9/1/19	205,000	224,475
Pinnacle Entertainment
7.75% 4/1/22 *	125,000	136,875
8.75% 5/15/20	58,000	64,090
PNK Finance 144A
6.375% 8/1/21 #	170,000	178,500
Seven Seas Cruises
9.125% 5/15/19	385,000	427,350
Stena 144A 7.00% 2/1/24 #	410,000	423,325
Watco 144A
6.375% 4/1/23 #	185,000	187,775
		5,189,109
Technology – 2.02%
Advanced Micro Devices
144A 6.75% 3/1/19 #	265,000	266,988
BMC Software Finance 144A
8.125% 7/15/21 #	430,000	454,187
Broadridge Financial Solutions
3.95% 9/1/20	5,000	5,123
Cisco Systems
2.125% 3/1/19	10,000	10,099
3.625% 3/4/24	5,000	5,046
EMC 2.65% 6/1/20	5,000	5,009
Fidelity National Information
Services 3.50% 4/15/23	15,000	14,271
First Data
144A 11.25% 1/15/21 #*	510,000	582,675
144A 11.75% 8/15/21 #	505,000	542,875
First Data Holdings 144A PIK
14.50% 9/24/19 #*❆	225,000	225,000
Freescale Semiconductor
144A 6.00% 1/15/22 #	190,000	202,113
10.75% 8/1/20	35,000	40,863
Google 3.375% 2/25/24	5,000	5,051
j2 Global 8.00% 8/1/20	585,000	639,112
Micron Technology 144A
5.875% 2/15/22 #	415,000	434,712
Microsoft 2.125% 11/15/22	5,000	4,625
National Semiconductor
6.60% 6/15/17	20,000	23,369
NCR Escrow
144A 5.875% 12/15/21 #	110,000	118,250
144A 6.375% 12/15/23 #	335,000	360,125
NetApp
2.00% 12/15/17	5,000	5,095
3.25% 12/15/22	10,000	9,319
Seagate HDD Cayman 144A
3.75% 11/15/18 #	10,000	10,350
Total System Services
3.75% 6/1/23	15,000	14,249
Viasystems 144A
7.875% 5/1/19 #	395,000	426,106
Xerox 6.35% 5/15/18	10,000	11,699
		4,416,311
Transportation – 0.43%
Brambles USA 144A
5.35% 4/1/20 #	15,000	16,535
Burlington Northern Santa Fe
3.85% 9/1/23	20,000	20,367
ERAC USA Finance 144A
5.25% 10/1/20 #	35,000	39,450
Norfolk Southern
4.80% 8/15/43	5,000	5,109

14 NQ-DEX [2/14] 5/14 (12354)

(Unaudited)

	Principal		Value
	amount°		(U.S. $)
Corporate Bonds (continued)
Transportation (continued)
Red de Carreteras de
Occidente 144A
9.00% 6/10/28 #	MXN	13,000,000	$859,983
United Parcel Service
5.125% 4/1/19		10,000	11,491
			952,935
Utilities – 0.89%
AES
7.375% 7/1/21		270,000	308,475
8.00% 6/1/20		64,000	75,520
AES Gener 144A
8.375% 12/18/73 #•		200,000	212,500
Ameren Illinois
9.75% 11/15/18		45,000	59,795
American Transmission
Systems 144A
5.25% 1/15/22 #		25,000	27,115
Calpine
144A 5.875% 1/15/24 #		90,000	92,700
144A 6.00% 1/15/22 #		365,000	388,725
CenterPoint Energy
5.95% 2/1/17		8,000	9,008
CMS Energy
4.875% 3/1/44		5,000	5,122
6.25% 2/1/20		5,000	5,922
Commonwealth Edison
5.80% 3/15/18		5,000	5,766
Elwood Energy
8.159% 7/5/26		207,055	224,655
Enel 144A
8.75% 9/24/73 #•		200,000	223,500
Entergy Louisiana
4.05% 9/1/23		15,000	15,741
Exelon Generation
4.25% 6/15/22		20,000	20,089
FPL Group Capital
6.35% 10/1/66 •		15,000	14,821
Great Plains Energy
4.85% 6/1/21		5,000	5,383
5.292% 6/15/22		15,000	16,762
Integrys Energy Group
6.11% 12/1/66 •		15,000	15,028
IPALCO Enterprises
5.00% 5/1/18		10,000	10,650
LG&E & KU Energy
4.375% 10/1/21		20,000	21,175
MidAmerican Energy Holdings
144A 3.75% 11/15/23 #		10,000	10,044
Narragansett Electric 144A
4.17% 12/10/42 #		5,000	4,688
National Rural Utilities
Cooperative Finance
4.75% 4/30/43 •		10,000	9,450
NextEra Energy Capital
Holdings 3.625% 6/15/23		5,000	4,869
NV Energy 6.25% 11/15/20		10,000	11,847
Pennsylvania Electric
5.20% 4/1/20		25,000	27,498
PPL Capital Funding
6.70% 3/30/67 •		10,000	10,032
PPL Electric Utilities
3.00% 9/15/21		10,000	10,084
Public Service New Hampshire
3.50% 11/1/23		5,000	5,047
Public Service Oklahoma
5.15% 12/1/19		30,000	33,600
Puget Energy 6.00% 9/1/21		5,000	5,776
Puget Sound Energy
6.974% 6/1/67 •		20,000	20,387
SCANA 4.125% 2/1/22		10,000	10,026
Wisconsin Energy
6.25% 5/15/67 •		20,000	20,465
			1,942,265
Total Corporate Bonds
(cost $69,342,692)			73,429,344

Non-Agency Asset-Backed Securities – 0.02%
Nissan Auto Receivables
Owner Trust
Series 2013-C A3
0.67% 8/15/18		25,000	25,023
Nissan Master Owner Trust
Receivables
Series 2012-A A
0.625% 5/15/17 •		25,000	25,083
Total Non-Agency
Asset-Backed Securities
(cost $50,081)			50,106

(continues)          NQ-DEX [2/14] 5/14 (12354) 15

Schedule of investments (Unaudited)

Delaware Enhanced Global Dividend and Income Fund

	Principal	Value
	amount°	(U.S. $)
Non-Agency Collateralized Mortgage Obligations – 0.10%
Citicorp Mortgage Securities
Trust
Series 2007-1 2A1
5.50% 1/25/22	10,829	$10,917
Citicorp Residential Mortgage
Trust
Series 2006-3 A5
5.948% 11/25/36	100,000	95,929
GSR Mortgage Loan Trust
Series 2006-AR1 3A1
2.825% 1/25/36 •	90,245	79,430
MASTR ARM Trust
Series 2006-2 4A1
2.626% 2/25/36 •	27,269	26,540
Total Non-Agency
Collateralized Mortgage
Obligations (cost $213,292)		212,816

Senior Secured Loans – 4.69%«
Accelent 1st Lien
4.50% 2/21/21	430,000	431,612
Akorn Tranche B
4.50% 11/13/20	370,000	373,700
Applied Systems 1st Lien
4.25% 1/15/21	279,000	281,232
Applied Systems 2nd Lien
7.50% 1/15/22	280,000	287,000
Azure Midstream Tranche B
6.50% 10/21/18	300,000	303,750
BJ’s Wholesale Club 2nd Lien
8.50% 3/31/20	205,000	210,979
BJ’s Wholesale Club Tranche B
1st Lien 4.50% 9/26/19	200,000	201,536
BMC Software 1st Lien
5.00% 8/9/20	115,000	115,518
Borgata Tranche B 1st Lien
6.75% 8/15/18	390,000	394,550
Citycenter Holdings Tranche B
5.00% 10/9/20	395,000	399,585
Clear Channel Communications
Tranche D
6.75% 1/30/19	650,000	639,380
Community Health Systems
Tranche D 4.25% 1/27/21	225,000	227,303
Drillships Financing Holding
Tranche B1
6.00% 2/17/21	414,524	423,764
Gentiva Health Services
Tranche B
6.50% 10/10/19	395,000	399,444
Gray Television
4.75% 10/11/19	426,000	429,595
Hostess Brands 1st Lien
6.75% 3/12/20	415,000	432,119
Hudson’s Bay 2nd Lien
8.25% 10/7/21	100,000	103,417
Ikaria 5.00% 2/4/22	421,000	424,473
Ineos U.S. Finance
4.00% 5/4/18	374,051	373,583
Kinetic Concepts Tranche E1
4.00% 5/8/18	380,000	381,805
LTS Buyer 2nd Lien
8.00% 3/15/21	60,088	61,289
Moxie Liberty Tranche B
7.50% 8/21/20	215,000	219,838
Moxie Patriot (Panda Power
Fund) Tranche B1
6.75% 12/18/20	210,000	216,300
Neiman Marcus Group
5.00% 10/18/20	408,975	414,201
Nuveen Investments 2nd Lien
6.50% 2/28/19	205,000	203,804
Otter Products Tranche B
5.25% 4/29/19	434,051	435,678
Panda Temple Power II
Tranche B 1st Lien
7.25% 3/28/19	220,000	226,050
Patheon 4.25% 1/23/21	445,000	444,166
Polymer Group Tranche B
5.25% 12/13/19	340,000	343,187
Rite Aid 2nd Lien
5.75% 8/3/20	198,000	203,000
Samson Investment 2nd Lien
5.00% 9/25/18	425,000	429,356
Vantage Drilling Tranche B 1st
Lien 5.75% 3/28/19	235,000	238,525
Total Senior Secured Loans
(cost $10,187,354)		10,269,739

16 NQ-DEX [2/14] 5/14 (12354)

(Unaudited)

	Principal		Value
	amount°		(U.S. $)
Sovereign Bonds – 4.21%Δ
Indonesia – 0.66%
Indonesia Government
International Bond
6.625% 2/17/37		1,350,000	$1,441,125
			1,441,125
Mexico – 3.55%
Mexican Bonos
6.50% 6/10/21	MXN	69,892,000	5,479,704
8.00% 6/11/20	MXN	27,000,000	2,295,349
			7,775,053
Total Sovereign Bonds
(cost $9,600,529)			9,216,178

U.S. Treasury Obligations – 0.40%
U.S. Treasury Bonds
3.75% 11/15/43		70,000	72,089
U.S. Treasury Notes
1.50% 1/31/19 *		115,000	115,054
1.50% 2/28/19		5,000	4,997
2.75% 2/15/24 *		675,000	680,379
Total U.S. Treasury
Obligations (cost $868,427)			872,519

Leveraged Non-Recourse Security – 0.00%
JPMorgan Fixed Income
Auction Pass-Through Trust
Series 2007-B 144A
8.845% 1/15/87 #@t		500,000	0
Total Leveraged
Non-Recourse Security
(cost $425,000)			0

	Number
	of
	shares
Limited Partnership – 0.40%
Brookfield Infrastructure
Partners *		5,400	201,960
Lehigh Gas Partners *		25,200	676,116
Total Limited Partnership
(cost $682,432)			878,076

Preferred Stock – 0.85%
Alabama Power 5.625%		410	9,984
Ally Financial 144A 7.00% #		600	594,506
Freddie Mac 6.02%		40,000	430,000
GMAC Capital Trust I
8.125% •		12,000	325,800
Integrys Energy Group
6.00% •		300	7,479
National Retail Properties
5.70%		200	4,122
Public Storage 5.20%		200	4,146
Regions Financial 6.375%		16,000	381,600
Vornado Realty Trust
6.625% *		3,700	91,760
Total Preferred Stock
(cost $2,365,186)			1,849,397

		Principal
		amount°
Short-Term Investments – 4.79%
Repurchase Agreements – 4.01%
Bank of America Merrill Lynch
0.01%, dated 2/28/14, to
be repurchased on 3/3/14,
repurchase price
$2,290,856 (collateralized
by U.S. government
obligations 0.625% -
1.75% 2/15/17 - 5/15/22;
market value $2,336,671)		2,290,854	2,290,854
Bank of Montreal
0.04%, dated 2/28/14, to
be repurchased on 3/3/14,
repurchase price $381,810
(collateralized by U.S.
government obligations
0.00% - 0.25% 8/21/14 -
1/31/16; market value
$389,446)		381,809	381,809

(continues)          NQ-DEX [2/14] 5/14 (12354) 17

Schedule of investments (Unaudited)

Delaware Enhanced Global Dividend and Income Fund

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas
0.05%, dated 2/28/14, to
be repurchased on 3/3/14,
repurchase price
$6,098,362 (collateralized
by U.S. government
obligations 1.375% -
2.375% 9/30/14 -
1/31/21; market value
$6,221,002)	6,098,337	$6,098,337
		8,771,000
U.S. Treasury Obligations – 0.78%≠
U.S. Treasury Bills
0.054% 4/24/14	1,178,005	1,177,926
0.093% 11/13/14	536,506	536,183
		1,714,109
Total Short-Term
Investments
(cost $10,485,062)		10,485,109
Total Value of Securities
Before Securities Lending
Collateral – 130.52%
(cost $251,093,058)		285,510,797

	Number of
	shares
Securities Lending Collateral** – 6.07%
Investment Company
Delaware Investments
Collateral Fund No.1	13,281,387	13,281,387
Total Securities Lending
Collateral
(cost $13,281,387)		13,281,387

Total Value of
Securities – 136.59%
(cost $264,374,445)	$298,792,184■
Obligation to Return
Securities Lending
Collateral – (6.07%)**	(13,281,387)
Borrowing Under Line of
Credit – (30.05%)	(65,725,000)
Liabilities Net of
Receivables and Other
Assets – (0.47%)	(1,030,139)
Net Assets – 100.00%	$218,755,658
____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2014, the aggregate value of Rule 144A securities was $48,023,266,which represents 21.95% of the Fund’s net assets. See Note 7 in “Notes.”
*	Fully or partially on loan.
**	See Note 6 in “Notes” for additional information on securities lending collateral and non-cash collateral.
@	Illiquid security. At Feb. 28, 2014, the aggregate value of illiquid securities was $89,795, which represented 0.04% of the Fund’s net assets. See Note 7 in “Notes.”
t	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
❖	Securities have been classified by type of business.
✥	100% of the income received was in the form of additional par.
❆	100% of the income received was in the form of cash.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At Feb. 28, 2014, the aggregate value of fair valued securities was $89,795, which represents 0.04% of the Fund’s net assets. See Note 1 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
■	Includes $14,505,616 of securities loaned.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non income producing security.
•	Variable rate security. The rate shown is the rate as of Feb. 28, 2014. Interest rates reset periodically.
Δ	Securities have been classified by country of origin.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Feb. 28, 2014.
ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Feb. 28, 2014.

18 NQ-DEX [2/14] 5/14 (12354)

(Unaudited)

The following foreign currency exchange contracts were outstanding at Feb. 28, 2014:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BCLY	MXN	(15,751,364)	USD	1,176,976	3/21/14	$(9,250)
BNYM	EUR	(486,238)	USD	664,138	3/3/14	(6,991)
						$(16,241)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 4 in “Notes.”

Summary of abbreviations:
ADR – American Depositary Receipt
ARM – Adjustable Rate Mortgage
BCLY – Barclays Bank
BNYM – BNY Mellon
ETN – Exchange-Traded Note
EUR – European Monetary Unit
FDR – Finnish Depositary Receipts
GNMA – Government National Mortgage Association
MASTR – Mortgage Asset Securitization Transactions, Inc.
MXN – Mexican Peso
PIK – Pay-in-kind
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
USD – United States Dollar
yr – Year

(continues)          NQ-DEX [2/14] 5/14 (12354) 19

Notes

Delaware Enhanced Global Dividend and Income Fund
February 28, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Enhanced Global Dividend and Income Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities and Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the NYSE on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker/dealer-supplied prices. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Nov. 30, 2010 – Nov. 30, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Distributions — The Fund has implemented a managed distribution policy. Under the policy, the Fund is managed with a goal of generating as much of the distribution as possible from net investment income and short-term capital gains. The balance of the distribution will then come from long-term capital gains to the extent permitted, and if necessary, a return of capital. Even though the Fund may realize current year capital gains, such gains may be offset, in whole or in part, by the Fund’s capital loss carryovers from prior years. For federal income tax purposes, the effect of such capital loss carryovers may be to convert (to the extent of such current year gains) what would otherwise be returns of capital into distributions taxable as ordinary income. This tax effect can occur during times of extended market volatility. Under the Regulated Investment Company Modernization Act of 2010 (Act), this tax effect attributable to the Fund’s capital loss carryovers (the conversion of returns of capital into distributions taxable as ordinary income) no longer applies to net capital losses of the Fund arising in Fund tax years beginning after the date of enactment.

20 NQ-DEX [2/14] 5/14 (12354)

(Unaudited)

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Feb. 28, 2014.

To Be Announced Trades (TBA) — The Fund may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities or deliver for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund pays foreign capital gain taxes on certain foreign securities held, which are reported as components of realized loss for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes.

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(Unaudited)

2. Investments

At Feb. 28, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Feb. 28, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$265,502,231
Aggregate unrealized appreciation	$43,550,548
Aggregate unrealized depreciation	(10,260,595)
Net unrealized appreciation	$33,289,953

For federal income tax purposes, at Nov. 30, 2013, capital loss carryforwards of $48,241,998 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $25,993,776 expires in 2016 and $22,248,222 expires in 2017.

On Dec. 22, 2010, the Act was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

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(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Feb. 28, 2014:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-
Backed Securities	$—	$1,514,458	$—	$1,514,458
Corporate Debt	—	98,684,527	—	98,684,527
Foreign Debt	—	9,216,178	—	9,216,178
Senior Secured Loans	—	10,269,739	—	10,269,739
Common Stock	143,629,620	—	—	143,629,620
Convertible Preferred Stock[1]	4,173,653	3,573,539	89,795	7,836,987
Exchange-Traded Fund	274,187	—	—	274,187
Limited Partnership	878,076	—	—	878,076
Preferred Stock[1]	824,891	1,024,506	—	1,849,397
U.S. Treasury Obligations	—	872,519	—	872,519
Short-Term Investments	—	10,485,109	—	10,485,109
Securities Lending Collateral	—	13,281,387	—	13,281,387
Total	$149,780,427	$148,921,962	$89,795	$298,792,184
Foreign Currency Exchange
Contracts	$—	$(16,241)	$—	$(16,241)

The securities that have been deemed worthless on the schedule of investments are considered to be Level 3 investments in this table.

1 Security type is valued across multiple levels. The amounts attributed to Level 1 investments, Level 2 investments and Level 3 investments represent the following percentages of the total market value of this security type. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs, while Level 3 investments represent investments without observable inputs.

	Level 1	Level 2	Level 3	Total
Convertible Preferred Stock	53.26%	45.60%	1.14%	100.00%
Preferred Stock	44.60%	55.40%	—	100.00%

During the period ended Feb. 28, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the Fair Valuation Procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s Net Asset Value is determined) will be established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s Net Asset Value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers at the beginning of the period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Line of Credit

For the period ended Feb. 28, 2014, the Fund borrowed money pursuant to a $67,000,000 Credit Agreement with The Bank of New York Mellon (BNY Mellon) that expires on June 25, 2014. Depending on market conditions, the amount borrowed by the Fund pursuant to the Credit Agreement may be reduced or possibly increased in the future.

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(Unaudited)

3. Line of Credit (continued)

At Feb. 28, 2014, the par value of loan outstanding was $65,725,000, at a variable interest rate of 1.02%. During the period ended Feb. 28, 2014, the average daily balance of loans outstanding was $65,725,000, at a weighted average interest rate of approximately 1.10%.

Interest on borrowings is based on a variable short-term rate plus an applicable margin. The commitment fee under the Credit Agreement is computed at a rate of 0.15% per annum on the unused balance. The loan is collateralized by the Fund’s portfolio.

4. Unfunded Commitments

The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount.

As of Feb. 28, 2014, the Fund had the following unfunded loan commitments:

Borrower
Entegris Bridge Loan	$300,000
Ortho-Clinical Bridge Loan	635,000

5. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Options Contracts — During the period ended Feb. 28, 2014, the Fund entered into options contracts in the normal course of pursuing its investment objectives. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; to earn income; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

24 NQ-DEX [2/14] 5/14 (12354)

(Unaudited)

When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. No option contracts were outstanding at Feb. 28, 2014.

Swap Contracts — The Fund may enter into CDS contracts in the normal course of pursuing its investment objectives. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard and Poor’s (S&P) or Baa3 by Moody’s Investors Service (Moody’s) or is determined to be of equivalent credit quality by the Manager.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular referenced security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by trading CDS baskets through a central counterparty.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts. No swap contracts were outstanding at Feb. 28, 2014.

6. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

(continues)          NQ-DEX [2/14] 5/14 (12354) 25

(Unaudited)

6. Securities Lending (continued)

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At Feb. 28, 2014, the value of securities on loan was $14,505,616, for which the Fund received collateral, comprised of non-cash collateral (U.S. government securities) valued at $1,725,857, and cash collateral of $13,281,387. At Feb. 28, 2014, the value of invested collateral was $13,281,387. Investments purchased with cash collateral are presented on the schedule of investments under the caption “Securities Lending Collateral”.

7. Credit and Market Risk

The Fund borrows through its line of credit for purposes of leveraging. Leveraging may result in higher degrees of volatility because the Fund’s net asset value could be subject to fluctuations in short-term interest rates and changes in market value of portfolio securities attributable to the leverage.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high-yield fixed income securities, which are securities rated BB or lower by S&P and Ba or lower by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

26 NQ-DEX [2/14] 5/14 (12354)

(Unaudited)

The Fund invests in certain obligations that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended Feb. 28, 2014. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 10% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

8. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Feb. 28, 2014 that would require recognition or disclosure in the Fund’s schedule of investments.

(continues)          NQ-DEX [2/14] 5/14 (12354) 27

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: